Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Sep. 26, 2022 Employees shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) Employees	Dec. 31, 2022 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2021 USD ($)	Jun. 25, 2020 $ / shares	May 09, 2020 $ / shares	Apr. 19, 2018 shares	Aug. 20, 2016 shares	Jun. 20, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized															5,290,234	3,690,599	3,001,365
Sharebased payment award expiration period					10 years	10 years
Options vested in period fair value					$ 135,345	¥ 987,921	¥ 39,410		¥ 23,816
Compensation cost not yet recognized stock options								$ 5,197			¥ 37,938
Share Based Compensation, Options exercised total intrinsic value					$ 3,789	¥ 27,657	¥ 229		1,686
Options outstanding					14,939,945	14,939,945		21,005,541			21,005,541
Incremental expenses related to the cash settled component | ¥									¥ 27,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares					$ 0.74			$ 3.07		$ 0.66
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost not yet recognized period for recognition					2 years 21 days	2 years 21 days
Twenty Twenty Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized			4,512,276	4,512,276				4,755,000			4,755,000
Vesting period					4 years	4 years
ESIP NO.1 [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of shares				2,614,636
Sale price per share | $ / shares													$ 20.02	$ 13.2
ESIP NO.1 [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering														20.00%
ESIP NO.2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share compensation guaranteed return percentage to eligible employees					5.00%	5.00%
Number of eligible employees affected | Employees									90
ESIP NO.2 [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted shares lockup in first year				10.00%
Percentage of restricted shares lockup in second year				40.00%
Percentage of restricted shares lockup in third year				50.00%
ESIP NO.2 [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percenatge of discount in initial public offering													30.00%
ESIP NO.2 [Member] | Common Class A [Member] | Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of restricted shares lockup in first year				10.00%
Percentage of restricted shares lockup in second year				40.00%
Percentage of restricted shares lockup in third year				50.00%
Maximum subscription amount per person | ¥			¥ 2,000
Pre-IPO Plan [member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sharebased payment award expiration period					10 years	10 years
Pre-IPO Plan [member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years	4 years
Pre-IPO Plan [member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years	3 years
Management Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years	4 years
Sharebased payment award expiration period					10 years	10 years
Share-based compensation arrangement by share-based payment award, percentage of outstanding stock maximum					5.00%	5.00%
2021 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized					12,533,016	12,533,016
Vesting period									5 years
Options outstanding	10,383,868
Total incremental cost | ¥						¥ 13,246
2021 Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $												$ 10,000,000
2021 Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $												$ 15,000,000
2022 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, number of shares authorized		11,775,525
Vesting period		5 years
Number of eligible employees affected | Employees	50
Share Based Compensation Arrangement By Share Based Payment Award Options Replaced Grants In Period Gross	10,125,723
2022 Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $		$ 2,000,000
2022 Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $		4,000,000
2022 Plan [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Share Price | $		$ 10,000,000